As filed with the Securities and Exchange Commission on August 29, 2014

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-21332

Helios High Income Fund, Inc.
(Exact name of registrant as specified in charter)

Brookfield Place, 250 Vesey Street 15th Floor, New York, NY 10281-1023
(Address of principal executive offices) (Zip code)

Brian F. Hurley, Brookfield Place, 250 Vesey Street, 15th Floor New York, NY 10281-1023
(Name and address of agent for service)

855-777-8001
Registrant's telephone number, including area code

Date of fiscal year end: March 31, 2015

Date of reporting period:  June 30, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Item 1. Schedule of Investments.

HELIOS HIGH INCOME FUND, INC.
Schedule of Investments (Unaudited)
June 30, 2014
	Interest Rate	Maturity	Principal Amount (000s)	Value
RESIDENTIAL MORTGAGE RELATED HOLDINGS – 4.9%
Non-Agency Mortgage-Backed Securities – 4.9%
Alternative Loan Trust
Series 2007-OA3, Class 1A1 1,2	0.29%	04/25/47	$370	$312,872
Series 2006-29T1, Class 2A6	6.50	10/25/36	327	295,040
GSAMP Trust
Series 2006-HE8, Class A2C 1,2	0.32	01/25/37	291	229,445
Home Equity Asset Trust
Series 2006-7, Class 2A3 1,2	0.30	01/25/37	401	276,281
Nomura Resecuritization Trust
Series 2014-1R, Class 2A6 3,4,5	0.00	02/26/37	2	-
Series 2014-1R, Class 2A11 1,3,4	0.28	02/26/37	875	393,750
Securitized Asset Backed Receivables LLC
Series 2007-BR4, Class A2B 1,2	0.35	05/25/37	436	284,340
Series 2007-BR3, Class A2B 1,2	0.37	04/25/37	571	381,970
Total Non-Agency Mortgage-Backed Securities				2,173,698
Total RESIDENTIAL MORTGAGE RELATED HOLDINGS (Cost $2,131,355)				2,173,698
CORPORATE BONDS – 121.5%
Automotive – 6.5%
American Axle & Manufacturing, Inc.	6.25	03/15/21	465	499,875
American Axle & Manufacturing, Inc.	7.75	11/15/19	200	230,500
Chrysler Group LLC 6	8.25	06/15/21	600	678,000
Ford Motor Co. 6	6.50	08/01/18	475	553,082
Jaguar Land Rover Automotive PLC 3,4,7	8.13	05/15/21	400	450,000
Motors Liquidation Co. 8,9	8.38	07/15/33	1,250	125
Servus Luxembourg Holding SCA 3,4,7	7.75	06/15/18	346	508,762
Total Automotive				2,920,344
Banking – 0.7%
Bilbao Luxembourg SA 7,10	10.50	12/01/18	200	294,400
Basic Industry – 19.0%
Alpha Natural Resources, Inc. 6	6.25	06/01/21	700	495,250
Alpha Natural Resources, Inc. 3,4	7.50	08/01/20	200	193,500
Arch Coal, Inc. 6	7.25	06/15/21	1,000	730,000
Associated Materials LLC 6	9.13	11/01/17	550	570,625
Building Materials Corporation of America 3,4	6.75	05/01/21	275	296,312
Cascades, Inc. 3,4,7	5.50	07/15/22	600	598,500
FMG Resources August 2006 Property Ltd. 3,4,7	6.88	04/01/22	375	402,188
Hexion US Finance Corp. 6	9.00	11/15/20	750	765,000
Huntsman International LLC 6	8.63	03/15/21	500	552,500
INEOS Group Holdings SA 3,4,6,7	6.13	08/15/18	625	646,875
Masonite International Corp. 3,4,6,7	8.25	04/15/21	575	626,750
Steel Dynamics, Inc. 6	7.63	03/15/20	300	321,375
Tembec Industries, Inc. 6,7	11.25	12/15/18	550	595,375
Trinseo Materials Operating SCA 7	8.75	02/01/19	450	484,875
USG Corp. 6	9.75	01/15/18	600	718,500
Xerium Technologies, Inc.	8.88	06/15/18	460	488,750
Total Basic Industry				8,486,375
Capital Goods – 8.5%
AAR Corp.	7.25	01/15/22	300	328,500
Ardagh Packaging Finance PLC 3,4,6,7	6.75	01/31/21	600	619,500
Crown Cork & Seal Company, Inc. 6	7.38	12/15/26	700	776,125
Mueller Water Products, Inc. 6	7.38	06/01/17	625	635,156
Reynolds Group Issuer, Inc. 6	9.00	04/15/19	550	582,312
Tekni-Plex, Inc. 3,4	9.75	06/01/19	187	208,973
Terex Corp.	6.00	05/15/21	400	431,000
Terex Corp.	6.50	04/01/20	200	217,100
Total Capital Goods				3,798,666
Consumer Cyclical – 8.9%
ACCO Brands Corp. 6	6.75	04/30/20	600	628,500
DineEquity, Inc. 6	9.50	10/30/18	525	562,537
Levi Strauss & Co. 6	7.63	05/15/20	500	538,125

Limited Brands, Inc.	7.60	07/15/37	300	332,250
Limited Brands, Inc.	8.50	06/15/19	250	306,875
Michaels Stores, Inc.	7.75	11/01/18	450	475,875
New Albertsons, Inc.	7.75	06/15/26	550	539,000
Roundy's Supermarkets, Inc. 3,4	10.25	12/15/20	550	580,938
Total Consumer Cyclical				3,964,100
Consumer Non-Cyclical – 2.4%
C&S Group Enterprises LLC 3,4	8.38	05/01/17	476	497,801
Post Holdings, Inc.	7.38	02/15/22	550	594,687
Total Consumer Non-Cyclical				1,092,488
Energy – 18.0%
AmeriGas Partners LP	7.00	05/20/22	300	332,250
Atlas Pipeline Partners LP 6	5.88	08/01/23	650	661,375
BreitBurn Energy Partners LP 6	8.63	10/15/20	550	605,000
Calfrac Holdings LP 3,4,6	7.50	12/01/20	600	645,000
EV Energy Partners LP 6	8.00	04/15/19	725	761,250
Ferrellgas Partners LP	8.63	06/15/20	550	587,125
Global Partners LP	6.25	07/15/22	100	100,000
Hilcorp Energy I LP 3,4,6	8.00	02/15/20	500	532,500
Key Energy Services, Inc.	6.75	03/01/21	400	416,000
Linn Energy LLC 6	8.63	04/15/20	600	648,000
Pioneer Natural Resources Co.	6.65	03/15/17	350	398,394
Precision Drilling Corp. 7	6.63	11/15/20	450	481,500
RKI Exploration & Production LLC 3,4	8.50	08/01/21	400	434,000
Thunderbird Resource Equity I 6,9	11.00	12/01/17	206	174,729
Trinidad Drilling Ltd. 3,4,6,7	7.88	01/15/19	550	581,625
Venoco, Inc. 6	8.88	02/15/19	525	510,563
W&T Offshore, Inc.	8.50	06/15/19	190	205,200
Total Energy				8,074,511
Finance & Investment – 0.5%
Puma International Financing SA 3,4,7	6.75	02/01/21	225	231,773
Healthcare – 10.6%
CHS/Community Health Systems, Inc. 6	7.13	07/15/20	575	622,437
DJO Finance LLC	9.88	04/15/18	400	432,000
HCA, Inc.	5.88	05/01/23	300	313,875
HCA, Inc. 6	8.00	10/01/18	550	650,375
inVentiv Health, Inc. 3,4	11.00	08/15/18	215	204,788
Jaguar Holding Company II 3,4,6	9.50	12/01/19	500	546,250
Kindred Healthcare, Inc. 3,4	6.38	04/15/22	600	603,000
Polymer Group, Inc. 6	7.75	02/01/19	525	557,813
Service Corporation International 6	6.75	04/01/16	750	808,125
Total Healthcare				4,738,663
Media – 9.7%
Cablevision Systems Corp. 6	8.63	09/15/17	750	872,812
CCO Holdings LLC 6	8.13	04/30/20	750	811,875
Cenveo Corp. 6	8.88	02/01/18	575	603,618
Clear Channel Communications, Inc. 6	9.00	03/01/21	600	642,000
Cumulus Media Holdings, Inc. 6	7.75	05/01/19	575	605,906
Mediacom LLC 6	9.13	08/15/19	550	577,500
National CineMedia LLC	6.00	04/15/22	200	208,500
Total Media				4,322,211
Real Estate – 1.3%
Realogy Corp. 3,4,6	7.88	02/15/19	550	588,500
Services – 17.4%
Avis Budget Car Rental LLC	5.50	04/01/23	300	306,750
Boyd Gaming Corp. 6	9.00	07/01/20	600	661,500
Casella Waste Systems, Inc. 6	7.75	02/15/19	775	809,875
Chester Downs & Marina LLC 3,4,6	9.25	02/01/20	600	588,000
GLP Capital LP 3,4	5.38	11/01/23	450	466,875
Iron Mountain, Inc.	6.00	08/15/23	450	486,562
Iron Mountain, Inc. 6	8.38	08/15/21	250	262,187
Isle of Capri Casinos, Inc.	5.88	03/15/21	350	353,938
Jurassic Holdings III, Inc. 3,4	6.88	02/15/21	100	102,000
KM Germany Holdings GmbH 7	8.75	12/15/20	250	383,404
MGM Resorts International 6	7.63	01/15/17	550	621,500
MTR Gaming Group, Inc.	11.50	08/01/19	553	621,382
Palace Entertainment Holdings LLC 3,4,6	8.88	04/15/17	550	570,625
Sotheby's 3,4	5.25	10/01/22	300	291,750

Teekay Offshore Partners LP 7	6.00	07/30/19	600	603,000
United Rentals North America, Inc.	7.63	04/15/22	275	308,688
United Rentals North America, Inc.	8.25	02/01/21	300	333,750
Total Services				7,771,786
Technology & Electronics – 3.2%
First Data Corp. 6	11.25	01/15/21	700	817,250
Freescale Semiconductor, Inc. 6	8.05	02/01/20	283	305,640
ION Geophysical Corp.	8.13	05/15/18	325	325,000
Total Technology & Electronics				1,447,890
Telecommunications – 14.8%
Altice SA 3,4,7	7.75	05/15/22	200	213,500
CenturyLink, Inc. 6	7.65	03/15/42	600	598,500
Cincinnati Bell, Inc. 6	8.75	03/15/18	600	629,250
CyrusOne LP	6.38	11/15/22	150	161,625
Fairpoint Communications, Inc. 3,4	8.75	08/15/19	375	404,062
Frontier Communications Corp. 6	7.13	03/15/19	950	1,078,250
Intelsat Luxembourg SA 6,7	7.75	06/01/21	600	635,250
Level 3 Communications, Inc. 6	8.88	06/01/19	600	656,250
Level 3 Financing, Inc. 3,4	6.13	01/15/21	150	160,688
PAETEC Holding Corp.	9.88	12/01/18	300	323,250
T-Mobile USA, Inc. 6	6.63	04/01/23	575	623,875
Wind Acquisition Finance SA 3,4,7	7.38	04/23/21	200	213,500
Windstream Corp. 6	7.50	06/01/22	575	626,031
Zayo Group LLC	10.13	07/01/20	250	289,375
Total Telecommunications				6,613,406
Total CORPORATE BONDS (Cost $51,346,356)				54,345,113
TERM LOANS – 4.3%
Albertsons, Inc. 1,4	4.75	03/21/19	198	198,872
Caesars Growth Properties 1,4	6.25	04/10/21	300	301,626
Fairpoint Communications, Inc. 1,4	7.50	02/14/19	321	331,971
Four Seasons Holdings, Inc. 1,4	6.25	12/13/20	295	299,478
inVentiv Health, Inc. 1,4	7.50	10/10/17	425	426,063
Roundy's Supermarkets, Inc. 1,4	5.75	02/21/21	150	149,839
Texas Competitive Electric Holdings Company LLC 1,4	4.65	10/10/17	262	214,359
Total TERM LOANS (Cost $1,902,727)				1,922,208
			Shares	Value
COMMON STOCKS – 2.8%
Automotive – 0.4%
Ford Motor Co.			10,000	172,400
Capital Goods – 0.4%
General Electric Co.			6,150	161,622
Energy – 0.1%
EV Energy Partners LP			1,300	51,506
Services – 0.3%
Iron Mountain, Inc.			4,000	141,800
Telecommunications – 1.2%
CenturyLink, Inc.			4,530	163,986
Frontier Communications Corp.			51,761	302,284
Windstream Holdings, Inc.			8,300	82,668
Total Telecommunications				548,938
Utility – 0.4%
AES Corp.			10,900	169,495
Total COMMON STOCKS (Cost $1,122,708)				1,245,761
WARRANTS – 0.5%
Automotive – 0.5%
General Motors Financial Company, Inc. 11 Expiration: July 2016 Exercise Price: $10.00			5,546	147,579
General Motors Financial Company, Inc. 11 Expiration: July 2019 Exercise Price: $18.33			5,546	102,934
Total Automotive				250,513
Total WARRANTS (Cost $336,206)				250,513

Total Investments – 134.0% (Cost $56,839,352)	59,937,293
Liabilities in Excess of Other Assets – (34.0)%	(15,220,582)
TOTAL NET ASSETS – 100.0%	$44,716,711

The following notes should be read in conjunction with the accompanying Schedule of Investments.
1	—Variable rate security – Interest rate shown is the rate in effect as of June 30, 2014.
2	—Security is a “step up” bond where the coupon increases or steps up at a predetermined date.
3
—Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2014, the total value of all such securities was $13,402,285 or 30.0% of net assets.

4	—Private Placement.
5	—Zero-Coupon Note - Interest rate represents current yield to maturity.
6	—Portion or entire principal amount delivered as collateral for credit facility.
7	—Foreign security or a U.S. security of a foreign company.
8	—Security fair valued in good faith pursuant to the fair value procedures adopted by the Board of Directors. As of June 30, 2014, the total value of all such securities was $125 or 0.0% of net assets.
9	—Issuer is currently in default on its regularly scheduled interest payment.
10	—Payment in kind security.
11	—Non-income producing security.

HELIOS FUNDS
Notes to Financial Statements
June 30, 2014 (Unaudited)

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Valuation of Investments: Debt securities, including U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities, and unlisted securities and private placement securities, are generally valued at the bid prices furnished by an independent pricing service or, if not valued by an independent pricing service, using bid prices obtained from active and reliable market makers in any such security or a broker-dealer. The broker-dealers or pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the broker-dealers or pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the broker-dealers or pricing services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon-rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair values. Short-term debt securities with remaining maturities of sixty days or less are valued at cost with interest accrued or discount accreted to the date of maturity, unless such valuation, in the judgment of the Adviser’s Valuation Committee, does not represent market value.

Investments in equity securities listed or traded on any securities exchange or traded in the over-the-counter market are valued at the trade price as of the close of business on the valuation date. Investments in open-end registered investment companies, if any, are valued at the net asset value (“NAV”) as reported by those investment companies.

When price quotations for certain securities are not readily available, or if the available quotations are not believed to be reflective of market value by the Adviser, those securities will be valued at “fair value” as determined in good faith by the Adviser’s Valuation Committee using procedures adopted by and under the supervision of the Funds’ Boards of Directors (the “Boards”). There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s NAV.

Fair valuation procedures may be used to value a substantial portion of the assets of each Fund. A Fund may use the fair value of a security to calculate its NAV when, for example, (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and not resumed prior to the normal market close, (3) a portfolio security is not traded in significant volume for a substantial period, or (4) the Adviser determines that the quotation or price for a portfolio security provided by a broker-dealer or an independent pricing service is inaccurate.

The fair value of securities may be difficult to determine and thus judgment plays a greater role in the valuation process. The fair valuation methodology may include or consider the following guidelines, as appropriate: (1) evaluation of all relevant factors, including but not limited to, pricing history, current market level, supply and demand of the respective security; (2) comparison to the values and current pricing of securities that have comparable characteristics; (3) knowledge of historical market information with respect to the security; (4) other factors relevant to the security which would include, but not be limited to, duration, yield, fundamental analytical data, the Treasury yield curve, and credit quality.

The values assigned to fair valued investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations. Imprecision in estimating fair value can also impact the amount of unrealized appreciation or depreciation recorded for a particular portfolio security and differences in the assumptions used could result in a different determination of fair value, and those differences could be material.

The Boards have adopted procedures for the valuation of the Fund’s securities. The Adviser oversees the day to day responsibilities for valuation determinations under these procedures. The Board regularly reviews the application of these procedures to the securities in the Funds’ portfolios. Pursuant to the procedures, securities in a Fund are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers. However, if (i) a market value or price is not readily available, (ii) the available quotations are not believed to be reflective of market value by the Adviser, or (iii) a significant event has occurred that would materially affect the value of the security, the security is fair valued, as determined in good faith, by the Adviser’s Valuation Committee. The Adviser’s Valuation Committee is comprised of senior members of the Adviser’s management team. There can be no assurance that each Fund could purchase or sell a portfolio security at the price used to calculate the Funds’ NAV.

The Funds have established methods of fair value measurements in accordance with GAAP. Fair value denotes the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy has been established to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

• Level 1 -	quoted prices in active markets for identical assets or liabilities
• Level 2 -	quoted prices in markets that are not active or other significant observable inputs (including, but not limited to: quoted prices for similar assets or liabilities, quoted prices based on recently executed transactions, interest rates, credit risk, etc.)
• Level 3 -	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of assets or liabilities)

The Adviser’s valuation policy, as previously stated, establishes parameters for the sources and types of valuation analysis, as well as, the methodologies and inputs the Adviser uses in determining fair value, including the use of the Adviser’s Valuation Committee. If the Adviser’s Valuation Committee determines that additional techniques, sources or inputs are appropriate or necessary in a given situation, such additional work will be undertaken.

Significant increases or decreases in any of the unobservable inputs in isolation may result in a lower or higher fair value measurement.

To assess the continuing appropriateness of security valuations, the Adviser (or its third party service provider, who is subject to oversight by the Adviser), regularly compares one of its prior day prices, prices on comparable securities and sale prices to the current day prices and challenges those prices that exceed certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, the Adviser’s Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those securities.

Helios Advantage Income Fund, Inc.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2014:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Residential Mortgage Related Holdings	$-	$-	$2,992,843	$2,992,843
Corporate Bonds	-	76,452,701	175	76,452,876
Term Loans	-	2,609,056	-	2,609,056
Common Stocks	1,732,852	-	-	1,732,852
Warrants	333,942	-	-	333,942
Total	$2,066,794	$79,061,757	$2,993,018	$84,121,569

Valuation Inputs				Other Financial Instruments*
Level 1 - Quoted Prices				$22,615
Level 2 - Quoted Prices in Inactive Markets or Other Significant Observable Inputs				-
Level 3 - Significant Unobservable Inputs				-
Total				$22,615

* Other financial instruments includes forward currency contracts

The following table provides quantitative information about the Fund’s Level 3 values, as well as its inputs, as of June 30, 2014.  The table is not all-inclusive, but provides information on the significant Level 3 inputs.

	Quantitative Information about Level 3 Fair Value Measurements**
Assets	Fair Value as of June 30, 2014	Valuation Methodology	Significant Unobservable Input	Price
Corporate Bonds	$ 175	Discounted Cash Flow	Market Comparable Companies	$0.01

** The table above does not include level 3 securities that are valued by brokers and pricing services. At June 30, 2014, the value of these securities was approximately $2,992,843. The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs described in Valuation of Investments Note. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, unchanged price review, results of broker and vendor due diligence and consideration of macro or security specific events.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Valuation Inputs	Residential Mortgage- Backed Securities	Corporate Bonds	Total
Balance as of March 31, 2014	$2,212,568	$175	$2,212,743
Accrued Discounts (Premiums)	34,788	-	34,788
Realized Gain/(Loss)	376,892	-	376,892
Change in Unrealized Appreciation (Depreciation)	56,960	-	56,960
Purchases at cost	738,130	-	738,130
Sales proceeds	(426,495)	-	(426,495)
Balance as of June 30, 2014	$2,992,843	$175	$2,993,018
Change in unrealized gains or losses relating to assets still held at reporting date	$56,960	$-	$56,960

Helios High Income Fund, Inc.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2014:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Residential Mortgage Related Holdings	$-	$-	$2,173,698	$2,173,698
Corporate Bonds	-	54,344,988	125	54,345,113
Term Loans	-	1,922,208	-	1,922,208
Common Stocks	1,245,761	-	-	1,245,761
Warrants	250,513	-	-	250,513
Total	$1,496,274	$56,267,196	$2,173,823	$59,937,293

Valuation Inputs				Other Financial Instruments*
Level 1 - Quoted Prices				$15,595
Level 2 - Quoted Prices in Inactive Markets or Other Significant Observable Inputs				-
Level 3 - Significant Unobservable Inputs				-
Total				$15,595

* Other financial instruments includes forward currency contracts

The following table provides quantitative information about the Fund’s Level 3 values, as well as its inputs, as of June 30, 2014.  The table is not all-inclusive, but provides information on the significant Level 3 inputs.

	Quantitative Information about Level 3 Fair Value Measurements**
Assets	Fair Value as of June 30, 2014	Valuation Methodology	Significant Unobservable Input	Price
Corporate Bonds	$ 125	Discounted Cash Flow	Market Comparable Companies	$0.01

** The table above does not include level 3 securities that are valued by brokers and pricing services. At June 30, 2014, the value of these securities was approximately $2,173,698. The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs described in Valuation of Investments Note. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, unchanged price review, results of broker and vendor due diligence and consideration of macro or security specific events.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Valuation Inputs	Residential Mortgage- Backed Securities	Corporate Bonds	Total
Balance as of March 31, 2014	$1,606,922	$125	$1,607,047
Accrued Discounts (Premiums)	26,929	-	26,929
Realized Gain/(Loss)	274,089	-	274,089
Change in Unrealized Appreciation (Depreciation)	39,699	-	39,699
Purchases at cost	536,190	-	536,190
Sales proceeds	(310,131)	-	(310,131)
Balance as of June 30, 2014	$2,173,698	$125	$2,173,823
Change in unrealized gains or losses relating to assets still held at reporting date	$39,699	$-	$39,699

Helios Multi-Sector High Income, Inc.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2014:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Residential Mortgage Related Holdings	$-	$-	$2,433,856	$2,433,856
Corporate Bonds	-	61,048,788	150	61,048,938
Term Loans	-	2,117,681	-	2,117,681
Common Stocks	1,593,305	-	-	1,593,305
Warrants	292,205	-	-	292,205
Total	$1,885,510	$63,166,469	$2,434,006	$67,485,985

Valuation Inputs				Other Financial Instruments*
Level 1 - Quoted Prices				$14,746
Level 2 - Quoted Prices in Inactive Markets or Other Significant Observable Inputs				-
Level 3 - Significant Unobservable Inputs				-
Total				$14,746

* Other financial instruments includes forward currency contracts

The following table provides quantitative information about the Fund’s Level 3 values, as well as its inputs, as of June 30, 2014.  The table is not all-inclusive, but provides information on the significant Level 3 inputs.

	Quantitative Information about Level 3 Fair Value Measurements**
Assets	Fair Value as of June 30, 2014	Valuation Methodology	Significant Unobservable Input	Price
Corporate Bonds	$ 150	Discounted Cash Flow	Market Comparable Companies	$0.01

** The table above does not include level 3 securities that are valued by brokers and pricing services. At June 30, 2014, the value of these securities was approximately $2,433,856. The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs described in Valuation of Investments Note. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, unchanged price review, results of broker and vendor due diligence and consideration of macro or security specific events.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Valuation Inputs	Residential Mortgage- Backed Securities	Corporate Bonds	Total
Balance as of March 31, 2014	$1,799,304	$150	$1,799,454
Accrued Discounts (Premiums)	30,153	-	30,153
Realized Gain/(Loss)	306,302	-	306,302
Change in Unrealized Appreciation (Depreciation)	44,488	-	44,488
Purchases at cost	600,265	-	600,265
Sales proceeds	(346,656)	-	(346,656)
Balance as of June 30, 2014	$2,433,856	$150	$2,434,006
Change in unrealized gains or losses relating to assets still held at reporting date	$44,488	$-	$44,488

Helios Strategic Income Fund, Inc.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2014:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Commercial Mortgage Related Holdings	$-	$-	$1,530,238	$1,530,238
Corporate Bonds	-	52,250,871	125	52,250,996
Term Loans	-	1,502,373	-	1,502,373
Common Stocks	2,906,952	-	-	2,906,952
Warrants	250,513	-	-	250,513
Total	$3,157,465	$53,753,244	$1,530,363	$58,441,072

The following table provides quantitative information about the Fund’s Level 3 values, as well as its inputs, as of June 30, 2014.  The table is not all-inclusive, but provides information on the significant Level 3 inputs.

	Quantitative Information about Level 3 Fair Value Measurements**
Assets	Fair Value as of June 30, 2014	Valuation Methodology	Significant Unobservable Input	Price
Corporate Bonds	$ 125	Discounted Cash Flow	Market Comparable Companies	$0.01

** The table above does not include level 3 securities that are valued by brokers and pricing services. At June 30, 2014, the value of these securities was approximately $1,530,238. The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs described in Valuation of Investments Note. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, unchanged price review, results of broker and vendor due diligence and consideration of macro or security specific events.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Valuation Inputs	Residential Mortgage- Backed Securities	Corporate Bonds	Total
Balance as of March 31, 2014	$1,536,421	$125	$1,536,546
Accrued Discounts (Premiums)	(1,396)	-	(1,396)
Realized Gain/(Loss)	-	-	-
Change in Unrealized Appreciation (Depreciation)	(4,787)	-	(4,787)
Purchases at cost	-	-	-
Sales proceeds	-	-	-
Balance as of June 30, 2014	$1,530,238	$125	$1,530,363
Change in unrealized gains or losses relating to assets still held at reporting date	$(4,787)	$-	$(4,787)

For the period ended June 30, 2014, there was no security transfer activity between levels. The basis for recognizing and valuing transfers is as of the end of the period in which transfers occur.

Forward Currency Contracts: A forward currency contract (“forward contract”) is an agreement between two parties to buy or sell a currency at an agreed upon price for settlement at a future date. During the period the forward contract is in existence changes in the value of the forward contract will fluctuate with changes in the currency exchange rates. The forward contract is marked to market daily and these changes are recorded as an unrealized gain or loss. Gain or loss on the purchase or sale of a forward contract is realized on the settlement date.

The Helios Advantage Income Fund, Inc., Helios High Income Fund, Inc. and Helios Multi-Sector High Income Fund, Inc. invest in forward contracts to hedge against fluctuations in the value of foreign currencies caused by changes in the prevailing currency exchange rates. The use of forward contracts involves the risk that the counterparties may be unable to meet the terms of their contracts and may be negatively impacted from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

All contracts were done with Bank of New York Mellon as the counterparty. As of June 30, 2014, the following forward contracts were outstanding:

Helios Advantage Income Fund, Inc.

Settlement Date	Currency to be Delivered		U.S. $ Value at June 30, 2014	Currency to be Received		Unrealized Appreciation
08/18/14	1,753,834	Euros	$2,401,972	2,418,465	U.S. Dollars	$16,493
08/18/14	825,820	U.S. Dollars	825,820	607,454	Euros	6,122
						$22,615

Helios High Income Fund, Inc.

Settlement Date	Currency to be Delivered		U.S. $ Value at June 30, 2014	Currency to be Received		Unrealized Appreciation
08/18/14	1,234,528	Euros	$1,690,754	1,701,992	U.S. Dollars	$11,238
08/18/14	588,230	U.S. Dollars	588,230	432,686	Euros	4,357
						$15,595

Helios Multi-Sector High Income Fund, Inc.

Settlement Date	Currency to be Delivered		U.S. $ Value at June 30, 2014	Currency to be Received		Unrealized Appreciation
08/18/14	187,207	Canadian Dollars	$175,223	171,529	U.S. Dollars	$(3,694)
08/18/14	1,436,014	Euros	1,966,699	1,980,204	U.S. Dollars	13,505
08/18/14	666,285	U.S. Dollars	666,285	490,101	Euros	4,935
						$14,746

Credit facility: The Funds established a line of credit with BNP Paribas for investment purposes subject to the limitations of the 1940 Act for borrowings by registered investment companies. Each Fund pays interest in the amount of 0.80% plus the 3-month London Interbank Offered Rate on the amount outstanding and 0.80% on the line of credit that is unused. For the period ended June 30, 2014, the average interest rate paid on the amounts outstanding under the line of credit was 0.98% for Helios Advantage Income Fund, Inc., 1.01% for the Helios High Income Fund, Inc., 0.98% for the Helios Multi-Sector High Income Fund, Inc. and 1.01% for Helios Strategic Income Fund, Inc.

	Helios Advantage Income Fund, Inc.	Helios High Income Fund, Inc.	Helios Multi- Sector High Income Fund, Inc.	Helios Strategic Income Fund, Inc.
Total line of credit amount available	$27,000,000	$19,000,000	$22,000,000	$18,000,000
Line of credit outstanding at June 30, 2014	22,600,000	16,750,000	18,600,000	16,400,000
Line of credit amount unused at June 30, 2014	4,400,000	2,250,000	3,400,000	1,600,000
Average balance outstanding during the period	21,991,209	16,750,000	18,146,154	15,780,769
Interest expense incurred on line of credit during the period	65,860	47,662	53,775	45,187

Federal Income Tax Basis: The federal income tax basis of the Funds’ investments at June 30, 2014

Fund	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Helios Advantage Income Fund, Inc.	$ 79,642,820	$ 5,259,456	$ (780,707)	$ 4,478,749
Helios High Income Fund, Inc.	56,839,352	3,696,667	(598,726)	3,097,941
Helios Multi-Sector High Income Fund, Inc.	63,902,358	4,226,177	(642,550)	3,583,627
Helios Strategic Income Fund, Inc.	54,961,628	4,080,840	(601,397)	3,479,443

Item 2. Controls and Procedures.

(a) The Registrant's principal executive officer and principal financial officer have concluded that the Registrant's Disclosure Controls and Procedures are effective, based on their evaluation of such Disclosure Controls and Procedures as of a date within 90 days of the filing of this report on Form N-Q.

(b) As of the date of filing this Form N-Q, the Registrant's principal executive officer and principal financial officer are aware of no changes in the Registrant's internal control over financial reporting that occurred during the Registrant's last fiscal quarter that has materially affected or is reasonably likely to materially affect the Registrant's internal control over financial reporting.

Item 3. Exhibits

(a) Certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Helios High Income Fund, Inc.

By (Signature and Title)                  /s/ Brian F. Hurley
Brian F. Hurley
President and Principal Executive Officer

Date:   August 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)                  /s/ Brian F. Hurley
Brian F. Hurley
President and Principal Executive Officer

Date:   August 28, 2014

By (Signature and Title)                   /s/ Angela W. Ghantous
Angela W. Ghantous
Treasurer and Principal Financial Officer

Date:   August 28, 2014